Short-term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments
Short-term Investments

5.    Short-term Investments

As of December 31, 2021 and 2022, the Group’s short-term investments consisted of wealth management products and structured deposits, which contain a variable interest rate. To estimate the fair value of short-term investments, the Group refers to the quoted rate of return provided by financial institutions at the end of each year/period using discounted cash flow method. The Group classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

The following is a summary of short-term investments (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Structured deposits	230,993	380,941
Wealth management products	2,008,603	406,318
Total	2,239,596	787,259

During the years ended December 31, 2020, 2021 and 2022, the Group recorded investment income related to short-term investments of RMB56.1 million, RMB59.2 million and RMB70.4 million in the consolidated statements of operations and comprehensive loss, respectively.